Employee benefits - Summary of Expenses for Bank's Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Increase (Decrease) in other comprehensive income related to employee benefits	$ (460)	$ 129	$ 84
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	76		79
Interest on net defined benefit (asset) liability	(2)
Other	4		3
Defined benefit expense	78		82
Defined contribution expense	14		10
Increase (Decrease) in other comprehensive income related to employee benefits	(395)		50
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	7		(193)
Interest on net defined benefit (asset) liability	13		13
Other	1		(2)
Defined benefit expense	21		(182)
Increase (Decrease) in other comprehensive income related to employee benefits	$ (65)		$ 34